Debt and Capital Structure (Tables)	6 Months Ended
Jun. 30, 2022
Borrowings [abstract]
Schedule of Short-Term and Long-Term Debt
A) Short-Term Borrowings

As at	Notes	June 30, 2022	December 31, 2021
Uncommitted Demand Facilities	i	—	—
WRB Uncommitted Demand Facilities	ii	—	79
Sunrise Uncommitted Demand Credit Facility	iii	—	—
Total Debt Principal		—	79
B) Long-Term Debt

As at	Notes	June 30, 2022	December 31, 2021
Committed Credit Facility (1)	i	—	—
U.S. Dollar Denominated Unsecured Notes	ii	9,021	9,363
Canadian Dollar Unsecured Notes	ii	2,000	2,750
Total Debt Principal		11,021	12,113
Debt Premiums (Discounts), Net, and Transaction Costs		207	272
Long-Term Debt		11,228	12,385
(1)Committed credit facility may include Bankers’ Acceptances, London Interbank Offered Rate based loans, prime rate loans and U.S. base rate loans.
Schedule Remaining Principal Amounts of U.S. Dollar Denominated Unsecured Notes
The principal amounts of the Company’s outstanding unsecured notes are:

	June 30, 2022		December 31, 2021
	US$ Principal	C$ Principal and Equivalent	US$ Principal	C$ Principal and Equivalent
U.S. Dollar Unsecured Notes
3.80% due September 15, 2023	—	—	115	146
4.00% due April 15, 2024	—	—	269	341
5.38% due July 15, 2025	666	858	666	844
4.25% due April 15, 2027	962	1,239	962	1,220
4.40% due April 15, 2029	750	967	750	951
2.65% due January 15, 2032	500	644	500	634
5.25% due June 15, 2037	583	751	583	739
6.80% due September 15, 2037	387	498	387	490
6.75% due November 15, 2039	1,390	1,792	1,390	1,763
4.45% due September 15, 2042	155	200	155	197
5.20% due September 15, 2043	58	74	58	73
5.40% due June 15, 2047	800	1,031	800	1,014
3.75% due February 15, 2052	750	967	750	951
	7,001	9,021	7,385	9,363
Canadian Dollar Unsecured Notes
3.55% due March 12, 2025	—	—	—	750
3.60% due March 10, 2027	—	750	—	750
3.50% due February 7, 2028	—	1,250	—	1,250
	—	2,000	—	2,750
Total Unsecured Notes	7,001	11,021	7,385	12,113

Summary of Net Debt to Adjusted EBITDA
Net Debt to Adjusted EBITDA

As at	June 30, 2022	December 31, 2021
Short-Term Borrowings	—	79
Current Portion of Long-Term Debt	—	—
Long-Term Portion of Long-Term Debt	11,228	12,385
Total Debt	11,228	12,464
Less: Cash and Cash Equivalents	(3,693)	(2,873)
Net Debt	7,535	9,591

Net Earnings (Loss)	4,200	587
Add (Deduct):
Finance Costs	1,030	1,082
Interest Income	(39)	(23)
Income Tax Expense (Recovery)	1,926	728
Depreciation, Depletion and Amortization	5,967	5,886
E&E Write-down	(2)	18
Share of (Income) Loss From Equity-Accounted Affiliates	(32)	(57)
Unrealized (Gain) Loss on Risk Management	(321)	2
Foreign Exchange (Gain) Loss, Net	205	(174)
Re-measurement of Contingent Payment	390	575
(Gain) Loss on Divestitures of Assets	(461)	(229)
Other (Income) Loss, Net	(616)	(309)
Adjusted EBITDA (1)	12,247	8,086

Net Debt to Adjusted EBITDA	0.6x	1.2x
(1)    Calculated on a trailing twelve-month basis.

Disclosure Of Net To Adjusted Funds Flow Explanatory
Net Debt to Adjusted Funds Flow

As at	June 30, 2022	December 31, 2021
Net Debt	7,535	9,591

Cash From (Used in) Operating Activities	8,666	5,919
(Add) Deduct:
Settlement of Decommissioning Liabilities	(119)	(102)
Net Change in Non-Cash Working Capital	(1,186)	(1,227)
Adjusted Funds Flow (1)	9,971	7,248

Net Debt to Adjusted Funds Flow	0.8x	1.3x
(1)    Calculated on a trailing twelve-month basis.

Summary of Net Debt to Capitalization	Net Debt to Capitalization

As at	June 30, 2022	December 31, 2021
Net Debt	7,535	9,591
Shareholders’ Equity	26,275	23,596
Capitalization	33,810	33,187

Net Debt to Capitalization	22%	29%